Related-party Transactions (Details Narrative) - USD ($)																					1 Months Ended		3 Months Ended		6 Months Ended		9 Months Ended		12 Months Ended
	May 05, 2023	May 04, 2023	Apr. 28, 2023	Apr. 11, 2023	Jan. 27, 2023	Nov. 29, 2022	May 09, 2022	May 09, 2022	May 05, 2022	Mar. 24, 2022	Jan. 26, 2022	Nov. 01, 2021	Nov. 01, 2021	Oct. 21, 2021	Jul. 30, 2021	May 12, 2021	May 12, 2021	Apr. 26, 2021	Jan. 02, 2021	Jan. 01, 2021	Jun. 30, 2023	Jul. 30, 2021	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022	Sep. 30, 2022	Dec. 31, 2021	Sep. 30, 2021	Nov. 01, 2022	Sep. 02, 2022	Aug. 11, 2022	Jul. 29, 2022	Jul. 06, 2022	Jul. 05, 2022	Jul. 02, 2022	Jun. 15, 2022	Jun. 10, 2022	Apr. 05, 2022	Sep. 24, 2020	Sep. 22, 2020	Sep. 15, 2020	Jul. 02, 2020
Related Party Transaction [Line Items]
Professional fees
Expense reimbursements
Proceeds from related party debt
Aggregate proceeds
Bad debt expense																									$ 6,795				$ 8,333,687
Preferred stock, shares authorized																					5,000,000		5,000,000		5,000,000		5,000,000		5,000,000		5,000,000
Common stock authorised																					60,000,000		60,000,000		60,000,000		60,000,000		60,000,000		60,000,000						30,000,000	60,000,000
Proceeds from sale of common stock																									$ 64,032	$ 829,663			$ 4,472,219		$ 19,005,323
Related Party [Member]
Related Party Transaction [Line Items]
Expense reimbursements
Theralink Technologies Inc [Member]
Related Party Transaction [Line Items]
Professional fees																							461,431	$ 162,164			1,310,780	$ 677,740		$ 2,311,098		$ 903,932
Expense reimbursements																														730,923		1,018,797
Principal balance				$ 17,961,798	$ 17,961,798	$ 17,961,798															8,986,605		8,986,605		8,986,605		8,986,605			2,475,000
Proceeds from related party debt																											677,562	1,900,000		400,000		100,000
Annual interest rate				10.00%	10.00%	10.00%
Accrued interest																					$ 43,840		$ 43,840		$ 43,840		43,840			$ 38,440		31,240
Warrants outstanding																														1,888,813,005
Number of warrants issued					298,571,429	16,393,443
Aggregate proceeds																											2,950,011	2,425,000		$ 2,475,000
Bad debt expense																											$ 10,172			39,426
Outstanding principal					$ 1,045,000
Proceeds from Issuance Initial Public Offering					$ 950,000
Deferred Offering Costs																														$ 27,270
Preferred stock, shares authorized																					26,667		26,667		26,667		26,667			26,667		26,667
Dividends payable						$ 33,315
Common stock authorised																					100,000,000,000		100,000,000,000	12,000,000,000	100,000,000,000	12,000,000,000	100,000,000,000	12,000,000,000		100,000,000,000		100,000,000,000							100,000,000,000				12,000,000,000	6,666,667		12,000,000,000
Proceeds from sale of common stock																																$ 1,350,000
Debt discount																					$ 3,799,271		$ 3,799,271		$ 3,799,271		$ 3,799,271			2,028,719
Theralink Technologies Inc [Member] | IPO [Member]
Related Party Transaction [Line Items]
Principal balance						$ 50,000
Number of warrants issued						157,142,857
Outstanding principal						$ 550,000
Warrant coverage percentage						100.00%
Proceeds from Issuance Initial Public Offering						$ 412,092
Payments for Commissions						58,200
Deferred Offering Costs						$ 29,708
Theralink Technologies Inc [Member] | Series F Preferred Stock [Member]
Related Party Transaction [Line Items]
Annual interest rate															8.00%							8.00%
Warrants outstanding															63,897,764							63,897,764
Number of warrants issued						63,897,764
Fair value															$ 957,192
Preferred stock, shares authorized						500									1,000							1,000
Theralink Technologies Inc [Member] | Series E Preferred Stock [Member]
Related Party Transaction [Line Items]
Annual interest rate																																													8.00%
Preferred stock, shares authorized																																													2,000
Theralink Technologies Inc [Member] | Warrant [Member] | Convertible Debt [Member]
Related Party Transaction [Line Items]
Number of warrants issued						385,441,138
Shares price						$ 0.003
Theralink Technologies Inc [Member] | Warrant [Member] | Convertible Debt [Member] | Series F Preferred Stock [Member]
Related Party Transaction [Line Items]
Number of warrants issued						63,897,764
Shares price						$ 0.003
Theralink Technologies Inc [Member] | Convertible note [Member]
Related Party Transaction [Line Items]
Warrants outstanding																63,897,764	63,897,764
Fair value																	$ 984,200
Theralink Technologies Inc [Member] | Majority Shareholder [Member]
Related Party Transaction [Line Items]
Bad debt expense																														35,594
Theralink Technologies Inc [Member] | Board of Directors Chairman [Member]
Related Party Transaction [Line Items]
Principal balance																					350,000		350,000		350,000		350,000			350,000
Proceeds from related party debt									$ 250,000
Annual interest rate									1.00%
Debt instrument default interest rate									2.00%
Maturity date									May 05, 2024
Contingent conversion accrued interest																					4,219		4,219		4,219		4,219
Accrued interest																					5,091		5,091		5,091		5,091			2,474
Parties increased the principal amount									$ 350,000
Interest rate									2.00%
Theralink Technologies Inc [Member] | Promissory Note Agreement [Member]
Related Party Transaction [Line Items]
Maturity date		Apr. 28, 2024	Apr. 28, 2024
Accrued interest																					1,718		1,718		1,718		1,718
Outstanding principal		$ 110,000																			$ 110,000		110,000		110,000		110,000
Interest rate		10.00%
Debt discount		$ 10,000	$ 10,000
Gross proceeds		$ 100,000																$ 100,000
Maturity date																					May and June 2024
Theralink Technologies Inc [Member] | May Two Thousand Twenty One Securities Purchase Agreement [Member] | Investors [Member] | Convertible note [Member]
Related Party Transaction [Line Items]
Principal balance																$ 1,000,000	1,000,000													1,000,000
Accrued interest																														20,164
Theralink Technologies Inc [Member] | First November Two Thousand Twenty One Securities Purchase Agreement [Member] | Investors [Member]
Related Party Transaction [Line Items]
Debt description											the Company modified the terms of the First November 2021 SPA which increased the warrants issuable from 20% to 100% of the common stock issuable upon conversion of the notes purchased. As a result, the First November 2021 Investor received additional cashless-exercisable warrants equal to 80% of the common stock issuable upon conversion of the First November 2021 Notes.
Theralink Technologies Inc [Member] | First November Two Thousand Twenty One Securities Purchase Agreement [Member] | Investors [Member] | Warrant [Member]
Related Party Transaction [Line Items]
Number of warrants issued											218,579,234
Fair value											$ 34,630
Theralink Technologies Inc [Member] | First November Two Thousand Twenty One Securities Purchase Agreement [Member] | Investors [Member] | Convertible note [Member]
Related Party Transaction [Line Items]
Principal balance												$ 1,000,000	$ 1,000,000																	1,000,000
Accrued interest																														20,164
Warrants outstanding												54,644,811	54,644,811
Theralink Technologies Inc [Member] | First April Two Thousand Twenty Two Securities Purchase Agreement [Member] | Matthew Schwartz [Member]
Related Party Transaction [Line Items]
Principal balance																														100,000												$ 100,000
Accrued interest																														3,901
Number of warrants issued																																										4,201,681
Aggregate proceeds										$ 100,000
Accrued interest																														3,901
Theralink Technologies Inc [Member] | May Two Thousand Twenty Two Securities Purchase Agreement [Member] | Investors [Member] | Four Convertible Notes [Member]
Related Party Transaction [Line Items]
Principal balance																														1,000,000
Accrued interest																														20,110
Number of warrants issued							42,016,808	42,016,808
Aggregate proceeds							$ 1,000,000	$ 1,000,000
Aggregate investment amount							$ 1,000,000	$ 1,000,000
Warrants to purchase price								20.00%
Warrants to purchase price							$ 0.20	$ 0.20
Theralink Technologies Inc [Member] | June Two Thousand Twenty Two Securities Purchase Agreement [Member] | Danica Holley [Member]
Related Party Transaction [Line Items]
Principal balance																														50,000										$ 50,000
Accrued interest																														1,173
Number of warrants issued																																								2,100,840
Theralink Technologies Inc [Member] | Demand Promissory Note Agreement [Member]
Related Party Transaction [Line Items]
Principal balance																														375,000			$ 120,000		$ 375,000
Annual interest rate																																	8.00%		8.00%
Accrued interest																														4,110
Theralink Technologies Inc [Member] | Demand Promissory Note Agreement One [Member]
Related Party Transaction [Line Items]
Principal balance																														350,000			$ 120,000	$ 350,000
Annual interest rate																																		8.00%
Accrued interest																														2,148
Theralink Technologies Inc [Member] | Demand Promissory Note Agreement One [Member] | Convertible note [Member]
Related Party Transaction [Line Items]
Annual interest rate																																	8.00%	8.00%
Theralink Technologies Inc [Member] | Securities Purchase Agreement [Member]
Related Party Transaction [Line Items]
Principal balance						$ 3,564,937
Accrued interest						120,750
Outstanding principal						$ 3,564,937
Interest rate						15.00%
Dividends payable						$ 464,992
Theralink Technologies Inc [Member] | Securities Purchase Agreement [Member] | Series F Preferred Stock [Member]
Related Party Transaction [Line Items]
Outstanding principal						1,000,000
Dividends payable						33,315
Theralink Technologies Inc [Member] | Securities Purchase Agreement [Member] | Series E Preferred Stock [Member]
Related Party Transaction [Line Items]
Outstanding principal						$ 2,000,000
Interest rate						15.00%
Preferred stock, shares authorized						1,000
Dividends payable						$ 66,630
Theralink Technologies Inc [Member] | Securities Purchase Agreement [Member] | Convertible note [Member] | Series F Preferred Stock [Member]
Related Party Transaction [Line Items]
Outstanding principal						33,315
Theralink Technologies Inc [Member] | Securities Purchase Agreement [Member] | Investors [Member]
Related Party Transaction [Line Items]
Aggregate proceeds															$ 1,000,000							$ 1,000,000
Theralink Technologies Inc [Member] | Securities Purchase Agreement [Member] | Investors [Member] | Series F Preferred Stock [Member]
Related Party Transaction [Line Items]
Fair value															957,192
Aggregate proceeds															42,808							42,808
Debt discount															957,192							957,192
Theralink Technologies Inc [Member] | Securities Purchase Agreement [Member] | Investors [Member] | Warrant [Member]
Related Party Transaction [Line Items]
Number of warrants issued											109,289,616
Aggregate proceeds															$ 957,192							$ 957,192
Theralink Technologies Inc [Member] | Securities Purchase Agreement [Member] | Investors [Member] | Convertible note [Member]
Related Party Transaction [Line Items]
Principal balance												$ 1,000,000	$ 1,000,000			$ 1,000,000	$ 1,000,000
Annual interest rate							8.00%	8.00%				8.00%	8.00%			8.00%	8.00%
Maturity date												Nov. 01, 2026	Nov. 01, 2026			May 12, 2026	May 12, 2026
Accrued interest																														20,164		6,575
Number of warrants issued																																									10,504,202
Aggregate proceeds							$ 1,000,000	$ 1,000,000
Debt discount																														732,479
Interest rate							10.00%					10.00%				10.00%
Accrued interest																																19,142
Theralink Technologies Inc [Member] | Securities Purchase Agreement [Member] | Investors [Member] | Convertible note [Member] | Warrant [Member]
Related Party Transaction [Line Items]
Number of warrants issued																63,897,764	63,897,764
Theralink Technologies Inc [Member] | Securities Purchase Agreement [Member] | Matthew Schwartz [Member] | Convertible note [Member]
Related Party Transaction [Line Items]
Debt discount																														$ 81,041
Theralink Technologies Inc [Member] | Demand Promissory Notes [Member]
Related Party Transaction [Line Items]
Principal balance																																			$ 589,505
Annual interest rate																														10.00%				10.00%	10.00%
Outstanding principal						$ 669,992																												$ 1,046,167	$ 4,860,255
Theralink Technologies Inc [Member] | Third Closing Related Party Purchaser [Member] | Warrant [Member]
Related Party Transaction [Line Items]
Outstanding principal				$ 155,100
Interest rate				10.00%
Common stock authorised				44,314,286
Interest rate				100.00%
Proceeds from sale of common stock				$ 141,000
Debt discount				14,100
Theralink Technologies Inc [Member] | Subsequent Offering [Member]
Related Party Transaction [Line Items]
Securities balance			$ 1,000,000	$ 1,000,000																	$ 1,000,000		1,000,000		1,000,000		1,000,000
Theralink Technologies Inc [Member] | Promissory Note Agreement One [Member]
Related Party Transaction [Line Items]
Accrued interest																					3,126		3,126		3,126		3,126
Outstanding principal																					376,966		376,966		376,966		376,966
Interest rate		10.00%
Proceeds from sale of common stock		$ 342,681
Debt discount		$ 34,285
Theralink Technologies Inc [Member] | Related Party [Member]
Related Party Transaction [Line Items]
Expense reimbursements																					7,972		7,972		7,972		7,972			$ 16,223		3,714
Principal balance																					836,966		836,966		836,966		836,966			350,000
Related party receivable																					0		0		0		0			0		21,711
Debt discount																					39,769		39,769		39,769		39,769
Theralink Technologies Inc [Member] | Related Party [Member] | Majority Shareholder [Member]
Related Party Transaction [Line Items]
Advanced to related party																														13,883
Theralink Technologies Inc [Member] | Jeffrey Busch [Member] | Promissory Note Agreement [Member]
Related Party Transaction [Line Items]
Principal balance														$ 150,000				100,000
Proceeds from related party debt														$ 150,000				$ 100,000
Annual interest rate														1.00%				1.00%
Maturity date																		Apr. 01, 2022
Accrued interest																																428
Theralink Technologies Inc [Member] | Jeffrey Busch [Member] | Demand Promissory Note Agreement [Member]
Related Party Transaction [Line Items]
Principal balance																														275,000						$ 125,000
Annual interest rate																																				8.00%
Accrued interest																														2,683
Theralink Technologies Inc [Member] | Jeffrey Busch [Member] | Second Demand Promissory Note Agreement [Member]
Related Party Transaction [Line Items]
Principal balance																																		$ 150,000		$ 150,000
Mr Kucharchuk [Member] | Theralink Technologies Inc [Member]
Related Party Transaction [Line Items]
Professional fees	$ 15,000																			$ 2,000
Consulting fees																			$ 2,000											0		$ 18,000
Mr Kucharchuk [Member] | Theralink Technologies Inc [Member] | Related Party [Member]
Related Party Transaction [Line Items]
Expense reimbursements																					$ 2,000		$ 2,000		$ 2,000		$ 2,000			$ 12,000